Document and Entity Information	12 Months Ended
Oct. 22, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 11, 2013
Registrant Name	Highland Funds I
Central Index Key	0001354917
Amendment Flag	false
Document Creation Date	Feb. 11, 2013
Document Effective Date	Feb. 11, 2013
Prospectus Date	Oct. 22, 2012